Federal Funds Purchased and Securities Sold Under Agreements to Repurchase - Schedule of Repurchase Agreements by Remaining Maturity of the Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	$ 5,187	$ 23,829
U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	5,187	9,113
Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase		14,716
Overnight and continuous
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	5,187	23,829
Overnight and continuous | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	5,187	9,113
Overnight and continuous | Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase		14,716
Less than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0	0
Less than 90 days | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0	0
Less than 90 days | Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase		0
Greater than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0	0
Greater than 90 days | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	$ 0	0
Greater than 90 days | Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase		$ 0